Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	May 18, 2018
Document Effective Date	May 18, 2018
Prospectus Date	Feb. 01, 2018